Deferred revenue (Tables)	12 Months Ended
Jan. 31, 2018
Accruals and deferred income [abstract]
Detailed disclosure about deferred income

	January 31, 2018	January 31, 2017
	£000	£000
Due within one year	10,012	6,912
Due more than one year	18,033	23,615